Taxation (Tables)	3 Months Ended
Mar. 31, 2023
Income Tax Expense
Schedule of income tax expense

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Current taxes on income	35,308	29,469
Deferred income taxes	(20,090)	(13,215)
Total taxes	15,218	16,254